Foreign currency risk - Schedule of Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024 $ / SFr	Dec. 31, 2023 $ / SFr	Dec. 31, 2022
AUD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.56	0.57
Average foreign exchange rate	0.58	0.61	0.67
BRL 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	14.64	17.32
Average foreign exchange rate	15.36	18.16	18.49
CAD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.63	0.63
Average foreign exchange rate	0.63	0.68	0.74
CNY 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	12.44	11.85
Average foreign exchange rate	12.33	13.03	14.46
EUR 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.94	0.93
Average foreign exchange rate	0.95	0.99	1.02
GBP 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	1.14	1.07
Average foreign exchange rate	1.14	1.13	1.20
JPY 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.58	0.60
Average foreign exchange rate	0.58	0.66	0.75
HKD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.12	0.11
Average foreign exchange rate	0.11	0.12	0.13
USD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.91	0.84
Average foreign exchange rate	0.88	0.92	0.96